Cash and cash equivalents	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents Disclosure [Text Block]
6.	Cash and cash equivalents

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist of cash and cash equivalents and pledged deposits.  As of December 31, 2011 and 2010, majority of the Company’s cash and cash equivalents were held by major banks located in the PRC, which management believes are high credit quality financial institutions.

HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]
Cash and Cash Equivalents Disclosure [Text Block]
6. Cash and Cash Equivalents

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist of cash and cash equivalents and pledged deposits.  As of December 31, 2011 and 2010, majority of the Company’s cash and cash equivalents were held by major banks located in the PRC, which management believes are high credit quality financial institutions. Restricted cash is excluded from cash and cash equivalents.